NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

28.NON-CONTROLLING INTEREST

Non-controlling interests relate to SCHMID Singapore Pte. Ltd. (10.00%) and SCHMID Taiwan Ltd. (13.95%).

In 2024, SCHMID and XJ Harbour entered into an agreement to transfer the shares of the Company’s subsidiary SCHMID Technology (Guangdong) Co., Ltd. (STG) from XJ Harbour back to SCHMID in exchange for 1,406,361 shares in SCHMID and €30 million cash. The non-controlling interests are reduced in 2024 for the full number of shares to be transferred because SCHMID irrevocably agreed to purchase the shares from XJ Harbour. Consistent with IAS 32, the obligation was recognized as a financial liability (measured at present value of the redemption amount), with corresponding adjustment recorded in equity. Accordingly as of December 31, 2024 and December 31, 2025, no non-controlling interests are recognized in STG.

The net assets attributable to NCI are €652 thousand (2024: €742 thousand).